Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Ireland's statutory income tax rate	12.50%	12.50%	12.50%
Deferred tax asset Non-Current	$ 5,009,000	$ 2,976,000
Deferred tax asset	34,846,000	24,741,000	16,740,000
Deferred tax liability Non current	12,722,000	13,295,000
Deferred tax liability	22,130,000	21,581,000	15,907,000
Valuation allowance for deferred tax assets	18,817,000	16,445,000	12,290,000
Net change in the total valuation allowance	2,400,000	4,100,000
Deferred tax liability unrecognized for the undistributed earnings of foreign subsidiaries	0	0	0
Unrecognized tax benefit	3,500,000
Total unrecognized tax benefits net of potential benefits	7,200,000	6,500,000	8,100,000
Interest and penalties recognized as an expense	100,000	400,000
Total accrued interest and penalties	1,100,000	1,200,000
Tax Jurisdiction Description	In the United States tax periods open to audit include the years December 31, 2009, December 31, 2010, December 31, 2011 and December 31, 2012. In Ireland tax periods open to audit include the years ended December 31, 2008, December 31, 2009, December 31, 2010, December 31, 2011 and December 31, 2012. During such audits, local tax authorities may challenge the positions taken by us in tax returns.
Deferred Tax Assets Noncurrent
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred tax asset Non-Current	13,100,000	10,076,000
Deferred Tax Liabilities Noncurrent
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred tax liability Non current	20,800,000	20,395,000
Foreign Country
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Non-U.S subsidiaries Operating loss carry forwards for income tax	94,400,000	83,100,000
Additional operating loss carry forward	5,800,000
Expiration period	Expire between 2013 and 2015
Ireland
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Ireland's statutory income tax rate	12.50%
U.S.
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Expiration period	expire between 2013 and 2032
U.S. Federal net operating loss carry forwards currently available for offset	8,700,000
State net operating loss carry forwards carry forwards currently available for offset	17,000,000
Operating Loss Carry forwards Limitation Per Year	113,000
Limitation description	Due to a change of ownership in 2000, as defined by Section 382 of the Internal Revenue Code of 1986, as amended
Alternative minimum tax credit carry forwards	300,000
Business credit carry forwards that are available to offset	300,000
U.S. | Federal
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Additional operating loss carry forward	9,646,000
Net operating loss carry forwards remaining	900,000
U.S. | State
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Additional operating loss carry forward	17,844,000
Net operating loss carry forwards remaining	$ 900,000